Note 6 - Common Stock - Information Related to Stock Warrants (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Outstanding, number of warrants (in shares)	824,416
Outstanding, weighted average exercise price (in dollars per share) | $ / shares	$ 11.1
Issued, number of warrants (in shares)	4,956,539
Issued, weighted average exercise price (in dollars per share) | $ / shares	$ 2.82
Exercised, number of warrants (in shares)	0
Exercised, weighted average exercise price (in dollars per share) | $ / shares	$ 0
Expired, number of warrants (in shares)	0
Expired, weighted average exercise price (in dollars per share) | $ / shares	$ 0
Canceled, number of warrants (in shares)	0
Canceled, weighted average exercise price (in dollars per share) | $ / shares	$ 0
Outstanding, number of warrants (in shares)	5,780,955
Outstanding, weighted average exercise price (in dollars per share) | $ / shares	$ 4
Outstanding, weighted average remaining life (Year)	4 years 9 months 18 days
Outstanding, intrinsic value | $	$ 0
Exercisable, number of warrants (in shares)	5,780,955
Exercisable, weighted average exercise price (in dollars per share) | $ / shares	$ 4
Exercisable, weighted average remaining life (Year)	4 years 9 months 18 days
Exercisable, intrinsic value | $	$ 0
Exercise Price, Outstanding (in dollars per share) | $ / shares	$ 4
Warrants, Outstanding (in shares)	5,780,955
Warrants With Exercise Price 250 [Member]
Outstanding, number of warrants (in shares)	2,071,293
Outstanding, weighted average exercise price (in dollars per share) | $ / shares	$ 2.5
Exercisable, number of warrants (in shares)	2,071,293
Exercisable, weighted average remaining life (Year)	5 years
Exercise Price, Outstanding (in dollars per share) | $ / shares	$ 2.5
Warrants, Outstanding (in shares)	2,071,293
Warrants With Exercise Price 350 [Member]
Outstanding, number of warrants (in shares)	2,885,246
Outstanding, weighted average exercise price (in dollars per share) | $ / shares	$ 3.05
Exercisable, number of warrants (in shares)	2,885,246
Exercisable, weighted average remaining life (Year)	5 years 3 months 18 days
Exercise Price, Outstanding (in dollars per share) | $ / shares	$ 3.05
Warrants, Outstanding (in shares)	2,885,246
Warrants With Exercise Price 780 [Member]
Outstanding, number of warrants (in shares)	177,490
Outstanding, weighted average exercise price (in dollars per share) | $ / shares	$ 7.8
Exercisable, number of warrants (in shares)	177,490
Exercisable, weighted average remaining life (Year)	3 years 10 months 24 days
Exercise Price, Outstanding (in dollars per share) | $ / shares	$ 7.8
Warrants, Outstanding (in shares)	177,490
Warrants With Exercise Price 1200 [Member]
Outstanding, number of warrants (in shares)	646,926
Outstanding, weighted average exercise price (in dollars per share) | $ / shares	$ 12
Exercisable, number of warrants (in shares)	646,926
Exercisable, weighted average remaining life (Year)	3 years 9 months 18 days
Exercise Price, Outstanding (in dollars per share) | $ / shares	$ 12
Warrants, Outstanding (in shares)	646,926